LONG-TERM DEBT	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT

	2017	2016
Canadian dollar denominated debt, unsecured
Bank credit facilities	$3,544	$2,758
Medium-term notes
3.05% debentures due June 19, 2019	500	500
2.60% debentures due December 3, 2019	500	500
2.05% debentures due June 1, 2020	900	—
2.89% debentures due August 14, 2020	1,000	1,000
3.31% debentures due February 11, 2022	1,000	1,000
3.55% debentures due June 3, 2024	500	500
3.42% debentures due December 1, 2026	600	—
4.85% debentures due May 30, 2047	300	—
	8,844	6,258
US dollar denominated debt, unsecured
Bank credit facilities (December 31, 2017 - US$1,839 million; December 31, 2016 - US$905 million)	2,300	1,213
Commercial paper (December 31, 2017 - US$500 million; December 31, 2016 - US$250 million)	625	336
US dollar debt securities
5.70% due May 15, 2017 (US$1,100 million)	—	1,477
1.75% due January 15, 2018 (US$600 million)	751	806
5.90% due February 1, 2018 (US$400 million)	501	537
3.45% due November 15, 2021 (US$500 million)	625	671
2.95% due January 15, 2023 (US$1,000 million)	1,252	—
3.80% due April 15, 2024 (US$500 million)	625	671
3.90% due February 1, 2025 (US$600 million)	751	806
3.85% due June 1, 2027 (US$1,250 million)	1,566	—
7.20% due January 15, 2032 (US$400 million)	501	537
6.45% due June 30, 2033 (US$350 million)	438	470
5.85% due February 1, 2035 (US$350 million)	438	470
6.50% due February 15, 2037 (US$450 million)	563	604
6.25% due March 15, 2038 (US$1,100 million)	1,377	1,477
6.75% due February 1, 2039 (US$400 million)	501	537
4.95% due June 1, 2047 (US$750 million)	939	—
	13,753	10,612
Long-term debt before transaction costs and original issue discounts, net	22,597	16,870
Less: original issue discounts, net (1)	18	10
transaction costs (1) (2)	121	55
	22,458	16,805
Less: current portion of commercial paper	625	336
current portion of other long-term debt (1) (2)	1,252	1,476
	$20,581	$14,993

(1)	The Company has included unamortized original issue discounts and premiums, and directly attributable transaction costs in the carrying amount of the outstanding debt.

(2)	Transaction costs primarily represent underwriting commissions charged as a percentage of the related debt offerings, as well as legal, rating agency and other professional fees.
Bank Credit Facilities and Commercial Paper
As at December 31, 2017, the Company had in place bank credit facilities of $11,050 million, as described below, of which $4,112 million was available. This excludes certain other dedicated credit facilities supporting letters of credit.

•	a $100 million demand credit facility;

•	a $750 million non-revolving term credit facility maturing February 2019;

•	a $125 million non-revolving term credit facility maturing February 2019;

•	a $2,200 million non-revolving term credit facility maturing October 2019;

•	a $3,000 million non-revolving term credit facility maturing May 2020;

•	a $2,425 million revolving syndicated credit facility maturing June 2020;

•	a $2,425 million revolving syndicated credit facility with $330 million maturing in June 2019 and $2,095 million maturing June 2021; and

•	a £15 million demand credit facility related to the Company’s North Sea operations.
During 2017, the Company extended $2,095 million of the $2,425 million revolving syndicated credit facility originally due June 2019 to June 2021. The remaining $330 million outstanding under this facility continues under the previous terms and matures in June 2019. The other $2,425 million revolving credit facility matures in June 2020. The revolving credit facilities are extendible annually at the mutual agreement of the Company and the lenders. If the facilities are not extended, the full amount of the outstanding principal would be repayable on the maturity date. Borrowings under these facilities may be made by way of pricing referenced to Canadian dollar or US dollar bankers’ acceptances, or LIBOR, US base rate or Canadian prime loans.
During 2017, the $1,500 million non-revolving term credit facility was increased to $2,200 million and the maturity date was extended to October 2019 from April 2018. Borrowings under the $2,200 million non-revolving credit facility may be made by way of pricing referenced to Canadian dollar or US dollar bankers’ acceptances, or LIBOR, US base rate or Canadian prime loans. As at December 31, 2017, the $2,200 million facility was fully drawn.
Borrowings under the $750 million and $125 million non-revolving term credit facilities may be made by way of pricing referenced to Canadian dollar bankers’ acceptances or Canadian prime loans. As at December 31, 2017, the $750 million and $125 million facilities were each fully drawn. Subsequent to December 31, 2017, the Company extended the $750 million non-revolving term credit facility originally due February 2019 to February 2021 and fully repaid and cancelled the $125 million non-revolving term credit facility.
In addition to the credit facilities described above, during 2017 the Company entered into a $3,000 million non-revolving term loan facility to finance the acquisition of AOSP and other assets. This facility matures in May 2020 and is subject to annual amortization of 5% of the original balance. Borrowings under the term loan facility may be made by way of pricing referenced to Canadian dollar or US dollar bankers’ acceptances, or LIBOR, US base rate or Canadian prime loans. The facility also supports a US$375 million letter of credit relating to the deferred purchase consideration payable to Marathon in March 2018. As at December 31, 2017, the $3,000 million facility was fully drawn. Subsequent to December 31, 2017, the Company repaid and cancelled $150 million of the facility; $2,850 million remains outstanding.
The Company’s borrowings under its US commercial paper program are authorized up to a maximum US$2,500 million. The Company reserves capacity under its bank credit facilities for amounts outstanding under this program.
The Company’s weighted average interest rate on bank credit facilities and commercial paper outstanding as at December 31, 2017 was 2.2% (December 31, 2016 – 1.9%), and on total long-term debt outstanding for the year ended December 31, 2017 was 3.8% (December 31, 2016 – 3.9%).
At December 31, 2017, letters of credit and guarantees aggregating $866 million were outstanding, including letters of credit of $651 million related to AOSP (including the deferred purchase consideration payable to Marathon in March 2018), a $39 million financial guarantee related to Horizon and $63 million of letters of credit related to North Sea operations.
Medium-Term Notes
During 2017, the Company issued $900 million of 2.05% medium-term notes due June 2020, $600 million of 3.42% medium-term notes due December 2026 and $300 million of 4.85% medium-term notes due May 2047. Proceeds from the securities were used to finance the acquisition of AOSP and other assets. In July 2017, the Company filed a new base shelf prospectus that allows for the offer for sale from time to time of up to $3,000 million of medium-term notes in Canada, which expires in August 2019. If issued, these securities may be offered in amounts and at prices, including interest rates, to be determined based on market conditions at the time of issuance.
During 2016, the Company issued $1,000 million of 3.31% medium-term notes due February 2022.
US Dollar Debt Securities
During 2017, the Company repaid US$1,100 million of 5.70% notes, and issued US$1,000 million of 2.95% notes due January 2023, US$1,250 million of 3.85% notes due June 2027 and US$750 million of 4.95% notes due June 2047. Proceeds from the debt securities were used to finance the acquisition of AOSP and other assets. In July 2017, the Company filed a new base shelf prospectus that allows for the offer for sale from time to time of up to US$3,000 million of debt securities in the United States, which expires in August 2019. If issued, these securities may be offered in amounts and at prices, including interest rates, to be determined based on market conditions at the time of issuance. Subsequent to December 31, 2017, the Company repaid US$600 million of 1.75% notes and US$400 million of 5.90% notes.
During 2016, the Company repaid US$500 million of three-month LIBOR plus 0.375% notes and US$250 million of 6.00% notes.
Scheduled Debt Repayments
Scheduled debt repayments are as follows:

Year	Repayment
2018	$2,027
2019	$4,228
2020	$4,231
2021	$760
2022	$1,000
Thereafter	$10,351